SHAREHOLDERS' EQUITY (Schedule of Share Options Activity) (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) shares yr	Dec. 31, 2016 USD ($) shares yr
Disclosure of classes of share capital [abstract]
Outstanding at the beginning of the year | shares	262,500
Granted | shares	37,500	262,500
Forfeited and expired | shares	(37,500)
Outstanding at the end of the year | shares	262,500	262,500
Exercisable at the end of the year | shares	60,000
Weighted average exercise price outstanding at the beginning of the year | $	$ 1
Granted | $	1	1
Forfeited and expired | $	1
Weighted average exercise price outstanding at the ending of the year | $	1	1
Weighted average exercise price Exercisable at the end of the year | $	$ 1
Weighted- average remaining contractual term (in years) | yr	9.0	9.8
Weighted- average remaining contractual term exercisable at the end of the year | yr	8.8